Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

		As at March 31
Particulars		2025	2026
Cash in hand		271	292
Funds in transit		85,727	67,149
Bank balances		177,507	243,131
Term deposits		245,393	114,254
Cash and cash equivalents in the Statement of Financial Position	(a)	508,898	424,826

Bank overdrafts used for cash management purposes	(b)	(536)	(822)
Cash and cash equivalents in the statement of Cash Flows	(a+b)	508,362	424,004